Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Noncontrolling interests	$ 1.2	$ 44.2
Shipping, Handling and Transportation Costs	17.7	18.2	23.4
Allowance for Doubtful Accounts [Roll Forward]
Allowance for Doubtful Accounts Receivable	4.1	3.8
Provision for Doubtful Accounts	(0.4)	0.3
Allowance for Loan and Lease Losses Write-offs, Net	(0.6)	0
Allowance for Doubtful Accounts Receivable	3.1	4.1	3.8
Property, Plant, and Equipment [Line Items]
Change in expense due to 100 basis point increase in assumed discount rate on pension	0.1
Change in expense due to 100 basis point decrease in assumed discount rate on pension	0.2
Depreciation and amortization	116.0	119.6	118.7
Long-lived asset impairment charges (see Note 4)	59.4	33.6	1.5
Intangible Assets, Net (Excluding Goodwill)	$ 4.0
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	2
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	50
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	1
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30
United States Pension Plan of US Entity, Defined Benefit [Member]
Property, Plant, and Equipment [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.50%	8.50%
Defined Benefit Plan, Actual Return on Plan Assets as a Percentage	4.60%	14.60%